CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Due from related parties	¥ 544,352		¥ 21,336,855	¥ 3,100,049	$ 85,421
Hotel Operating Costs
Due to related parties	889,140		764,045	357,539	139,525
Selling And Marketing Expenses
Due to related parties	9,438,030		6,021,433	24,941	$ 1,481,033
General And Administrative Expenses
Due to related parties				3,576,659
Leased And Operated Hotels
Revenue from related parties	288,392	$ 45,255	320,179	385,355
Franchised And Managed Hotels
Revenue from related parties	¥ 1,251,888	$ 196,449	¥ 852,287	¥ 2,358,491